Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 11, 2011	Jun. 25, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	TELEFLEX INC
Entity Central Index Key	0000096943
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,224,039,864
Entity Common Stock, Shares Outstanding (actual number)		40,000,455